Fee and commission expenses	12 Months Ended
Dec. 31, 2023
Fee And Commission Expenses
Fee and commission expenses

35.	Fee and commission expenses

The "Fee and Commission Expenses" line item reflects the total amount of fees and commissions paid or payable during the year, excluding those that are incorporated into the effective interest rate on financial instruments.

The breakdown of the balance for this line item is presented below:

Thousand of reais	2023	2022	2021

Commissions assigned to third parties (1)	4,147,976	3,918,115	3,019,496
Other fees and commissions	2,666,837	2,443,728	2,095,292
Total	6,814,813	6,361,843	5,114,788
(1)	Primarily consisting of credit cards.